Note 7 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance, at beginning of the period	$ 26,250	$ 15,429
Additions	6,280	18,568
Amortization	(8,948)	(7,290)
Transfer to vessel held for sale		(457)
Write-off and other movements (Note 6)	(1,599)
Balance, at end of the period	$ 21,983	$ 26,250